Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

April 30, 2021

MCVK6-QTLY-0621
1.9883981.103

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Entertainment - 1.0%
Electronic Arts, Inc.	2,435	$345,965
Media - 3.1%
DISH Network Corp. Class A (a)	1,800	80,622
Fox Corp. Class A	2,400	89,808
Interpublic Group of Companies, Inc.	29,249	928,656
		1,099,086

TOTAL COMMUNICATION SERVICES		1,445,051

CONSUMER DISCRETIONARY - 13.0%
Distributors - 0.5%
LKQ Corp. (a)	3,900	182,169
Household Durables - 2.6%
Garmin Ltd.	1,600	219,584
Lennar Corp. Class A	2,200	227,920
PulteGroup, Inc.	6,077	359,272
Whirlpool Corp.	467	110,422
		917,198
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,700	195,330
Specialty Retail - 9.3%
Best Buy Co., Inc.	12,910	1,501,046
Dick's Sporting Goods, Inc.	1,700	140,386
Lowe's Companies, Inc.	800	157,000
Williams-Sonoma, Inc.	8,428	1,439,081
		3,237,513

TOTAL CONSUMER DISCRETIONARY		4,532,210

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 0.6%
Kroger Co.	5,605	204,807
Food Products - 3.4%
Ingredion, Inc.	6,650	621,177
The J.M. Smucker Co.	4,328	566,925
		1,188,102

TOTAL CONSUMER STAPLES		1,392,909

ENERGY - 2.8%
Energy Equipment & Services - 1.9%
Baker Hughes Co. Class A	32,414	650,873
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream GP LP	2,500	21,600
Black Stone Minerals LP	1,000	10,270
Kinder Morgan, Inc.	5,100	86,955
Sunoco Logistics Partners, LP	700	24,570
Targa Resources Corp.	2,200	76,318
Teekay LNG Partners LP	3,900	58,110
World Fuel Services Corp.	1,158	35,817
		313,640

TOTAL ENERGY		964,513

FINANCIALS - 15.3%
Banks - 3.4%
M&T Bank Corp.	5,719	901,829
Popular, Inc.	3,700	273,652
		1,175,481
Capital Markets - 1.9%
Federated Hermes, Inc. Class B (non-vtg.)	5,628	162,086
State Street Corp.	6,037	506,806
		668,892
Consumer Finance - 4.1%
Synchrony Financial	32,727	1,431,479
Insurance - 5.9%
Allstate Corp.	2,658	337,034
American National Group, Inc.	95	10,768
Hartford Financial Services Group, Inc.	7,228	476,759
MetLife, Inc.	10,890	692,931
Old Republic International Corp.	21,878	538,636
		2,056,128

TOTAL FINANCIALS		5,331,980

HEALTH CARE - 7.2%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	1,678	283,045
Amgen, Inc.	779	186,680
Regeneron Pharmaceuticals, Inc. (a)	400	192,520
United Therapeutics Corp. (a)	377	75,988
		738,233
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	3,100	203,205
Health Care Providers & Services - 2.7%
Cigna Corp.	1,000	249,010
Quest Diagnostics, Inc.	1,400	184,632
Universal Health Services, Inc. Class B	3,498	519,138
		952,780
Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (a)	3,791	623,240

TOTAL HEALTH CARE		2,517,458

INDUSTRIALS - 18.4%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	700	148,624
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	2,378	249,642
UFP Industries, Inc.	2,345	197,074
		446,716
Construction & Engineering - 1.5%
EMCOR Group, Inc.	4,304	515,619
Electrical Equipment - 4.1%
Acuity Brands, Inc.	4,106	761,745
Encore Wire Corp.	2,340	174,751
Hubbell, Inc. Class B	2,526	485,017
		1,421,513
Machinery - 5.9%
Allison Transmission Holdings, Inc.	13,673	567,019
Crane Co.	6,489	610,355
Dover Corp.	2,000	298,380
ITT, Inc.	3,174	299,340
Mueller Industries, Inc.	4,404	197,607
Timken Co.	1,000	83,870
		2,056,571
Professional Services - 3.2%
CACI International, Inc. Class A (a)	1,200	305,832
FTI Consulting, Inc. (a)	700	97,195
Manpower, Inc.	5,875	710,229
		1,113,256
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	5,200	245,024
Ryder System, Inc.	1,100	87,824
Werner Enterprises, Inc.	1,100	50,853
		383,701
Trading Companies & Distributors - 0.9%
Boise Cascade Co.	500	33,360
MSC Industrial Direct Co., Inc. Class A	3,174	286,168
		319,528

TOTAL INDUSTRIALS		6,405,528

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	4,027	102,246
Electronic Equipment & Components - 2.4%
Avnet, Inc.	4,032	177,085
CDW Corp.	600	106,998
Sanmina Corp. (a)	3,093	126,318
SYNNEX Corp.	3,560	431,472
		841,873
IT Services - 3.3%
Accenture PLC Class A	562	162,963
Amdocs Ltd.	12,390	950,809
Sykes Enterprises, Inc. (a)	800	35,064
		1,148,836
Software - 1.1%
Aspen Technology, Inc. (a)	400	52,336
Citrix Systems, Inc.	1,600	198,160
SS&C Technologies Holdings, Inc.	2,100	155,862
		406,358
Technology Hardware, Storage & Peripherals - 1.4%
HP, Inc.	7,700	262,647
Xerox Holdings Corp.	9,256	223,440
		486,087

TOTAL INFORMATION TECHNOLOGY		2,985,400

MATERIALS - 6.9%
Chemicals - 1.2%
Minerals Technologies, Inc.	1,029	80,406
NewMarket Corp.	1,029	356,641
		437,047
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	1,100	69,982
Metals & Mining - 5.2%
Reliance Steel & Aluminum Co.	11,313	1,813,587
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	2,154	98,373

TOTAL MATERIALS		2,418,989

REAL ESTATE - 10.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equity Commonwealth	4,399	126,691
Gaming & Leisure Properties	5,733	266,527
Highwoods Properties, Inc. (SBI)	4,861	217,724
		610,942
Real Estate Management & Development - 9.1%
CBRE Group, Inc. (a)	21,398	1,823,112
Jones Lang LaSalle, Inc. (a)	7,220	1,356,710
		3,179,822

TOTAL REAL ESTATE		3,790,764

UTILITIES - 8.1%
Electric Utilities - 4.5%
Exelon Corp.	3,057	137,382
NRG Energy, Inc.	19,223	688,568
OGE Energy Corp.	22,172	744,092
		1,570,042
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	14,103	237,918
Multi-Utilities - 2.9%
MDU Resources Group, Inc.	30,033	1,004,904

TOTAL UTILITIES		2,812,864

TOTAL COMMON STOCKS
(Cost $26,037,537)		34,597,666

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.04% (b)	262,050	262,102
TOTAL MONEY MARKET FUNDS
(Cost $262,102)		262,102
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $26,299,639)		34,859,768
NET OTHER ASSETS (LIABILITIES) - 0.0%		10,222
NET ASSETS - 100%		$34,869,990

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47
Fidelity Securities Lending Cash Central Fund	25
Total	$72

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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